2. Summary of Significant Accounting Policies (Details - Amortization)	Jun. 30, 2015 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
FYE 2016	$ 795,053
FYE 2017	165,076
FYE 2018	42,798
FYE 2019	5,766
FYE 2020	5,766
Thereafter	$ 27,822